Capital Management - Schedule of Policies and Processes for Managing Capital (Details) - Capital [Member] - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Capital Management - Schedule of Policies and Processes for Managing Capital (Details) [Line Items]
Credit facility	$ (28,229,902)	$ (28,747,705)
Term loan	(10,767,007)	(7,718,928)
Bridge loan	(9,913,619)
Convertible notes	(40,309,902)	(11,258,950)
Redeemable stock options		(6,102,496)
Derivative warrant liability	(629,506)
Government grant liabilities	(1,618,343)	(1,468,296)
Less: cash	5,269,084	5,056,040
Net debt	(86,199,195)	(50,240,335)
Equity (deficiency) attributable to owners of the capital stock of the parent	(88,634,694)	7,111,792
Total shareholders’ deficiency	$ (174,833,889)	$ (43,128,543)